2024 QUARTERLY REPORT
LifePoints
®
Funds
January 31, 2024
FUND SHARE CLASS
Conservative Strategy Fund
A, C, R1, R4, R5, S
Moderate Strategy Fund
A, C, R1, R4, R5, S
Balanced Strategy Fund
A, C, R1, R4, R5, S
Growth Strategy Fund
A, C, R1, R4, R5, S
Equity Growth Strategy Fund
A, C, R1, R4, R5, S

Russell Investment
Company
Russell Investment Company
is a series investment company
with 30 different investment
portfolios referred to as Funds.
This Quarterly Report reports on
five of these Funds.

Russell Investment Company
LifePoints
®
Funds
Quarterly Report
January 31, 2024 (Unaudited)
Table of Contents

Russell Investment Company - LifePoints
®
Funds.
Copyright © Russell Investments 2024. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates
Management, L.P., with a significant minority stake held by funds managed by Reverence Capital Partners,
L.P. Certain of Russell Investments’ employees and Hamilton Lane Advisors, LLC also hold minority, non-
controlling, ownership stakes.
Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE
RUSSELL” brand.
Fund objectives, risks, charges and expenses should be carefully considered before investing.
A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of Rus-
sell Investments.

Russell Investment Company
Conservative Strategy Fund
Schedule of Investments — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Conservative Strategy Fund 3
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 2.0%
Global Real Estate Securities Fund Class Y 56,478 1,584
Domestic Equities - 11.8%
Multifactor U.S. Equity Fund Class Y 483,031 8,028
U.S. Small Cap Equity Fund Class Y 62,069 1,597
9,625
Fixed Income - 72.4%
Investment Grade Bond Fund Class Y 798,192 14,759
Long Duration Bond Fund Class Y 898,585 7,404
Opportunistic Credit Fund Class Y 196,317 1,632
Short Duration Bond Fund Class Y 435,007 8,143
Strategic Bond Fund Class Y 2,957,085 27,057
58,995
International Equities - 5.9%
Emerging Markets Fund Class Y 110,534 1,604
Global Equity Fund Class Y 173,323 1,610
Multifactor International Equity Fund Class Y 162,915 1,626
4,840
Multi-Asset - 8.0%
Multi-Strategy Income Fund Class Y 705,227 6,516
Total Investments in Affiliated Funds
(cost $79,725) 81,560
Total Investments - 100.1%
(identified cost $79,725) 81,560
Other Assets and Liabilities, Net - (0.1)%
(64)
Net Assets - 100.0%
81,496

Russell Investment Company
Conservative Strategy Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
4 Conservative Strategy Fund
Transactions (amounts in thousands) during the period ended January 31, 2024 with Underlying Funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Global Real Estate Securities Fund $ 1,560 $ 3 $ 201 $ (29) $ 251 $ 1,584 $ 3 $ —
Multifactor U.S. Equity Fund 7,800 309 965 13 871 8,028 307 168
U.S. Small Cap Equity Fund 1,542 44 204 (10) 225 1,597 (120) 164
Investment Grade Bond Fund 14,192 200 584 2 949 14,759 193 —
Long Duration Bond Fund 7,092 26 500 (63) 849 7,404 26 —
Opportunistic Credit Fund 1,578 50 71 — 75 1,632 45 —
Short Duration Bond Fund 7,887 206 163 — 213 8,143 66 —
Strategic Bond Fund 26,029 509 1,103 (182) 1,804 27,057 499 —
Emerging Markets Fund 1,572 54 79 1 56 1,604 43 —
Global Equity Fund 1,563 24 171 (4) 198 1,610 23 —
Multifactor International Equity
Fund 1,570 56 153 13 140 1,626 56 —
Multi-Strategy Income Fund 6,310 144 447 (8) 517 6,516 145 —
$ 78,695 $ 1,625 $ 4,641 $ (267) $ 6,148 $ 81,560 $ 1,286 $ 332

Russell Investment Company
Moderate Strategy Fund
Schedule of Investments — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Moderate Strategy Fund 5
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 3.0%
Global Real Estate Securities Fund Class Y 149,607 4,196
Domestic Equities - 16.8%
Multifactor U.S. Equity Fund Class Y 1,232,216 20,479
U.S. Small Cap Equity Fund Class Y 136,283 3,507
23,986
Fixed Income - 52.4%
Investment Grade Bond Fund Class Y 1,478,445 27,337
Long Duration Bond Fund Class Y 875,501 7,214
Opportunistic Credit Fund Class Y 344,680 2,864
Short Duration Bond Fund Class Y 381,802 7,147
Strategic Bond Fund Class Y 3,301,915 30,213
74,775
International Equities - 19.9%
Emerging Markets Fund Class Y 194,059 2,816
Global Equity Fund Class Y 2,363,357 21,956
Multifactor International Equity Fund Class Y 358,250 3,575
28,347
Multi-Asset - 8.0%
Multi-Strategy Income Fund Class Y 1,239,413 11,452
Total Investments in Affiliated Funds
(cost $135,514) 142,756
Total Investments - 100.1%
(identified cost $135,514) 142,756
Other Assets and Liabilities, Net - (0.1)%
(96)
Net Assets - 100.0%
142,660

Russell Investment Company
Moderate Strategy Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
6 Moderate Strategy Fund
Transactions (amounts in thousands) during the period ended January 31, 2024 with Underlying Funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Global Real Estate Securities Fund $ 4,068 $ 7 $ 460 $ (88) $ 669 $ 4,196 $ 7 $ —
Multifactor U.S. Equity Fund 19,848 780 2,403 37 2,217 20,479 190 590
U.S. Small Cap Equity Fund 3,345 97 405 72 398 3,507 (176) 273
Investment Grade Bond Fund 26,181 365 969 7 1,753 27,337 359 —
Long Duration Bond Fund 6,860 26 438 (82) 848 7,214 25 —
Opportunistic Credit Fund 2,763 79 111 1 132 2,864 79 —
Short Duration Bond Fund 6,904 69 13 — 187 7,147 58 —
Strategic Bond Fund 28,961 564 1,123 (156) 1,967 30,213 557 —
Emerging Markets Fund 2,739 80 101 (1) 99 2,816 76 —
Global Equity Fund 21,221 319 2,229 (33) 2,678 21,956 319 —
Multifactor International Equity
Fund 3,430 123 313 23 312 3,575 123 —
Multi-Strategy Income Fund 11,029 253 724 (46) 940 11,452 254 —
$ 137,349 $ 2,762 $ 9,289 $ (266) $ 12,200 $ 142,756 $ 1,871 $ 863

Russell Investment Company
Balanced Strategy Fund
Schedule of Investments — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Balanced Strategy Fund 7
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 4.4%
Global Infrastructure Fund Class Y 1,565,575 13,151
Global Real Estate Securities Fund Class Y 586,960 16,464
29,615
Domestic Equities - 20.0%
Multifactor U.S. Equity Fund Class Y 6,692,670 111,232
U.S. Small Cap Equity Fund Class Y 910,736 23,433
134,665
Fixed Income - 31.7%
Investment Grade Bond Fund Class Y 6,604,362 122,115
Long Duration Bond Fund Class Y 3,294,171 27,144
Opportunistic Credit Fund Class Y 1,631,761 13,560
Short Duration Bond Fund Class Y 712,961 13,347
Strategic Bond Fund Class Y 4,077,971 37,313
213,479
International Equities - 36.0%
Emerging Markets Fund Class Y 1,374,906 19,950
Global Equity Fund Class Y 21,815,527 202,666
Multifactor International Equity Fund Class Y 2,039,837 20,358
242,974
Multi-Asset - 8.0%
Multi-Strategy Income Fund Class Y 5,865,267 54,195
Total Investments in Affiliated Funds
(cost $606,535) 674,928
Total Investments - 100.1%
(identified cost $606,535) 674,928
Other Assets and Liabilities, Net - (0.1)%
(444)
Net Assets - 100.0%
674,484

Russell Investment Company
Balanced Strategy Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
8 Balanced Strategy Fund
Transactions (amounts in thousands) during the period ended January 31, 2024 with Underlying Funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Global Infrastructure Fund $ 12,796 $ 104 $ 904 $ (6) $ 1,161 $ 13,151 $ 103 $ —
Global Real Estate Securities Fund 15,709 27 1,528 18 2,238 16,464 28 —
Multifactor U.S. Equity Fund 105,454 4,455 10,658 (61) 12,042 111,232 — 4,177
U.S. Small Cap Equity Fund 21,859 636 2,133 102 2,969 23,433 (616) 1,252
Investment Grade Bond Fund 115,329 1,586 2,592 20 7,772 122,115 1,587 —
Long Duration Bond Fund 25,592 95 1,410 18 2,849 27,144 95 —
Opportunistic Credit Fund 12,827 396 282 1 618 13,560 369 —
Short Duration Bond Fund 12,824 176 — — 347 13,347 107 —
Strategic Bond Fund 35,250 699 851 (121) 2,336 37,313 682 —
Emerging Markets Fund 19,177 625 536 (3) 687 19,950 530 —
Global Equity Fund 191,821 2,908 16,011 (421) 24,369 202,666 2,907 —
Multifactor International Equity
Fund 19,192 753 1,470 104 1,779 20,358 692 —
Multi-Strategy Income Fund 51,272 1,251 2,499 (161) 4,332 54,195 1,194 —
$ 639,102 $ 13,711 $ 40,874 $ (510) $ 63,499 $ 674,928 $ 7,678 $ 5,429

Russell Investment Company
Growth Strategy Fund
Schedule of Investments — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Growth Strategy Fund 9
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 5.4%
Global Infrastructure Fund Class Y 1,453,417 12,209
Global Real Estate Securities Fund Class Y 757,587 21,250
33,459
Domestic Equities - 31.0%
Multifactor U.S. Equity Fund Class Y 6,578,520 109,335
U.S. Small Cap Equity Fund Class Y 1,087,338 27,977
U.S. Strategic Equity Fund Class Y 3,654,192 56,238
193,550
Fixed Income - 14.6%
Long Duration Bond Fund Class Y 2,660,640 21,924
Opportunistic Credit Fund Class Y 1,505,412 12,510
Strategic Bond Fund Class Y 6,152,623 56,296
90,730
International Equities - 41.1%
Emerging Markets Fund Class Y 1,915,365 27,792
Global Equity Fund Class Y 19,531,560 181,448
Multifactor International Equity Fund Class Y 4,715,248 47,058
256,298
Multi-Asset - 8.0%
Multi-Asset Growth Strategy Fund Class Y 4,967,966 50,028
Total Investments in Affiliated Funds
(cost $557,836) 624,065
Total Investments - 100.1%
(identified cost $557,836) 624,065
Other Assets and Liabilities, Net - (0.1)%
(422)
Net Assets - 100.0%
623,643

Russell Investment Company
Growth Strategy Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
10 Growth Strategy Fund
Transactions (amounts in thousands) during the period ended January 31, 2024 with Underlying Funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Global Infrastructure Fund $ 12,140 $ 100 $ 1,151 $ 17 $ 1,103 $ 12,209 $ 99 $ —
Global Real Estate Securities Fund 20,859 80 2,744 (539) 3,594 21,250 39 —
Multifactor U.S. Equity Fund 105,965 4,296 12,929 1,382 10,621 109,335 (1,053) 5,349
U.S. Small Cap Equity Fund 26,561 912 3,275 213 3,566 27,977 (337) 1,134
U.S. Strategic Equity Fund 54,602 2,177 7,174 140 6,493 56,238 2,177 —
Long Duration Bond Fund 21,191 81 1,739 55 2,336 21,924 80 —
Opportunistic Credit Fund 12,229 352 657 6 580 12,510 352 —
Strategic Bond Fund 54,852 1,068 3,060 (455) 3,891 56,296 1,068 —
Emerging Markets Fund 27,261 778 1,227 (33) 1,013 27,792 766 —
Global Equity Fund 175,398 2,731 18,669 (258) 22,246 181,448 2,720 —
Multifactor International Equity
Fund 45,408 1,672 4,497 61 4,414 47,058 1,673 —
Multi-Asset Growth Strategy Fund 48,719 637 4,118 (162) 4,952 50,028 637 —
$ 605,185 $ 14,884 $ 61,240 $ 427 $ 64,809 $ 624,065 $ 8,221 $ 6,483

Russell Investment Company
Equity Growth Strategy Fund
Schedule of Investments — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Equity Growth Strategy Fund 11
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 6.3%
Global Infrastructure Fund Class Y 700,571 5,885
Global Real Estate Securities Fund Class Y 472,799 13,262
19,147
Domestic Equities - 36.2%
Multifactor U.S. Equity Fund Class Y 3,685,910 61,260
U.S. Small Cap Equity Fund Class Y 645,900 16,619
U.S. Strategic Equity Fund Class Y 2,090,569 32,174
110,053
Fixed Income - 4.5%
Long Duration Bond Fund Class Y 920,901 7,588
Opportunistic Credit Fund Class Y 727,310 6,044
13,632
International Equities - 45.1%
Emerging Markets Fund Class Y 1,214,146 17,617
Global Equity Fund Class Y 9,558,904 88,802
Multifactor International Equity Fund Class Y 3,063,579 30,575
136,994
Multi-Asset - 8.0%
Multi-Asset Growth Strategy Fund Class Y 2,417,167 24,341
Total Investments in Affiliated Funds
(cost $279,588) 304,167
Total Investments - 100.1%
(identified cost $279,588) 304,167
Other Assets and Liabilities, Net - (0.1)%
(187)
Net Assets - 100.0%
303,980

Russell Investment Company
Equity Growth Strategy Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
12 Equity Growth Strategy Fund
Transactions (amounts in thousands) during the period ended January 31, 2024 with Underlying Funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Global Infrastructure Fund $ 5,515 $ 76 $ 204 $ (6) $ 504 $ 5,885 $ 45 $ —
Global Real Estate Securities Fund 12,241 53 799 (147) 1,914 13,262 23 —
Multifactor U.S. Equity Fund 54,934 2,248 2,239 (17) 6,334 61,260 (329) 2,573
U.S. Small Cap Equity Fund 14,784 588 844 3 2,088 16,619 (166) 614
U.S. Strategic Equity Fund 28,870 1,163 1,423 16 3,548 32,174 1,161 —
Long Duration Bond Fund 6,868 60 118 1 777 7,588 26 —
Opportunistic Credit Fund 5,526 249 1 — 270 6,044 160 —
Emerging Markets Fund 16,495 694 151 (15) 594 17,617 464 —
Global Equity Fund 79,593 1,242 2,127 (50) 10,144 88,802 1,242 —
Multifactor International Equity
Fund 27,489 1,068 707 3 2,722 30,575 1,017 —
Multi-Asset Growth Strategy Fund 22,053 346 246 (30) 2,218 24,341 290 —
$ 274,368 $ 7,787 $ 8,859 $ (242) $ 31,113 $ 304,167 $ 3,933 $ 3,187

Russell Investment Company
LifePoints
®
Funds
Notes to Quarterly Report — January 31, 2024 (Unaudited)
Notes to Quarterly Report 13
1. Significant Accounting Policies
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 30 different investment portfolios referred to as funds. This Quarterly Report reports on five of these funds (each a “Fund” and collectively the “Funds”).
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each of the Funds is a “fund of funds” and diversifies its assets by investing in shares of several other RIC funds (the “Underlying
Funds”). Each Fund seeks to achieve its specific investment objective by investing in different combinations of Underlying
Funds.
The Underlying Funds value portfolio instruments according to securities valuation procedures and pricing sources and services, which include market value procedures, fair value procedures, other key valuation procedures and a description of the pricing sources and services used by the Underlying Funds. With respect to an Underlying Fund’s investments that do not have readily available market quotations, the Fund’s Board of Trustees has designated Russell Investment Management, LLC (“RIM”), the
Funds’ adviser, as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended. The Funds value the shares of the Underlying Funds at the current net asset value (“NAV”) per share of each Underlying Fund. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIM, that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Russell Investment Company
LifePoints
®
Funds
Notes to Quarterly Report, continued — January 31, 2024 (Unaudited)
14 Notes to Quarterly Report
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange (or reported on the NASDAQ national market) will be valued based upon the NAV of such investments.
As of January 31, 2024, all investments held were classified as Level 1 within the fair value hierarchy.
For additional information on the Funds’ significant accounting policies and risks, please refer to the Funds’ most recent semi-annual or annual shareholder report and prospectus.

Russell Investment Company
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495
https://russellinvestments.com